SECURED CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2025
SECURED CONVERTIBLE DEBENTURE
SECURED CONVERTIBLE DEBENTURE
10.	SECURED CONVERTIBLE DEBENTURE

Year ended December 31, 2025

On January 3, 2025, a $45,000 convertible debenture and interest of $4,421 were converted into 246,995 of the Company’s common shares. Upon this conversion, all remaining convertible debentures that matured on January 9, 2025 were converted.

During the year ended December 31, 2025, debenture holders converted the principal and settled interest of $4,803,067 for the convertible debenture that matured on November 21, 2025, into 26,088,257 common shares.

Year ended December 31, 2024

During the year ended December 31, 2024, debenture holders converted $314,262 of the convertible debenture (principal and interest) into common shares (see Note 13(a)) that mature on January 9, 2025.

The outstanding principal and interest of the Debentures and Second Tranche Debentures are secured against the assets of Nicola.

	December 31,	December 31,
	2025	2024
Opening	$4,481,066	$4,236,848
Accrued interest and accretion	371,422	591,480
Less payment of interest	—	(33,000)
Conversion of convertible debenture and interest	(4,852,488)	(314,262)
	$—	$4,481,066
Current portion	$—	$4,481,066
Non-current portion	$—	$—